Contingencies (Details) - USD ($) $ / shares in Units, $ in Thousands			9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Oct. 13, 2022	Jun. 16, 2022	Jul. 09, 2021	Mar. 23, 2021	Mar. 01, 2021
Contingencies [Line Items]
Purchase of convertible promissory note				$ 501				$ 150	$ 150	$ 200
Other current liabilities	$ 921		$ 921	$ 786	$ 760
Fair market valuation contemplated shares (in Shares)			31,299,417
Conversion shares (in Shares)			2,377,028
Warrants to purchase shares (in Shares)				7,028,337
Warrants [Member]
Contingencies [Line Items]
Warrants to purchase shares (in Shares)				7,028,337
Exercise price per share (in Dollars per share)	$ 2.27		$ 2.27
Unissued QPhoton Warrants [Member]
Contingencies [Line Items]
Warrants to purchase shares (in Shares)	702,834		702,834
BV Notes [Member]
Contingencies [Line Items]
Percentage of interest				6.00%
Matured term				2 years
Minimum [Member]
Contingencies [Line Items]
Warrants to purchase shares (in Shares)	1,726,931		1,726,931
Maximum [Member]
Contingencies [Line Items]
Warrants to purchase shares (in Shares)	7,028,337		7,028,337
Common Stock [Member]
Contingencies [Line Items]
Total purchase price			$ 71,000
Converted shares (in Shares)			36,600,823
QPhoton [Member]
Contingencies [Line Items]
Cash proceeds				$ 375
BV Advisory [Member]
Contingencies [Line Items]
Cash proceeds				125
Cashier's check							$ 535,684
Other current liabilities	$ 536		$ 536	$ 536
BV Advisory Partners, LLC [Member]
Contingencies [Line Items]
Purchase price percentage						10.00%
Series B Preferred Stock [Member]
Contingencies [Line Items]
Total purchase price			$ 69,900
Converted shares (in Shares)				2,377,028
Unissued QPhoton Shares [Member]
Contingencies [Line Items]
Converted shares (in Shares)	2,957,251	2,957,251